Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000032340 | Visa Inc.8621463
Holdings [Line Items]
Percent of Total Investments	7.20%
C000032340 | Netflix Inc.8621443
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032340 | NVIDIA Corp.8621445
Holdings [Line Items]
Percent of Total Investments	6.90%
C000032340 | ASML Holding NV8621419
Holdings [Line Items]
Percent of Total Investments	6.50%
C000032340 | Eli Lilly & Co.8621434
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032340 | Intuit Inc.8621436
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032340 | Airbnb Inc.8621426
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032340 | S&P Global Inc.8621447
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032340 | Synopsys Inc.8621455
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032340 | Blackstone Inc.8621428
Holdings [Line Items]
Percent of Total Investments	4.50%
C000032340 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000032340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000032340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000032340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000032341 | Visa Inc.8621463
Holdings [Line Items]
Percent of Total Investments	7.20%
C000032341 | Netflix Inc.8621443
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032341 | NVIDIA Corp.8621445
Holdings [Line Items]
Percent of Total Investments	6.90%
C000032341 | ASML Holding NV8621419
Holdings [Line Items]
Percent of Total Investments	6.50%
C000032341 | Eli Lilly & Co.8621434
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032341 | Intuit Inc.8621436
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032341 | Airbnb Inc.8621426
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032341 | S&P Global Inc.8621447
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032341 | Synopsys Inc.8621455
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032341 | Blackstone Inc.8621428
Holdings [Line Items]
Percent of Total Investments	4.50%
C000032341 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000032341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000032341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000032341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%